GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
Balance as of January 1, 2015	$164,092

Acquisition of MMR	7,452
Acquisition of Undertone	119,448
Impairment	(87,043)
Revaluation (foreign currency exchange)	(256)

Balance as of December 31, 2015	$203,693

Final adjustments to Undertone's purchase price (see Note 4)	(12,956)

Balance as of December 31, 2016	$190,737

Summary of Intangible Assets
The following is a summary of intangible assets as of December 31, 2016:

	December 31, 2015	Amortization	OCI	Disposals	December 31, 2016

Acquired technology	$30,715	$-	$(41)	$-	$30,674
Accumulated amortization	(8,963)	(5,543)	16	-	(14,490)
Impairment	(956)	-	-	-	(956)
Acquired technology, net	20,796	(5,543)	(25)	-	15,228

Customer relationships	31,911	-	(13)	-	31,898
Accumulated amortization	(1,161)	(12,750)	6	-	(13,905)
Impairment	(91)	-	-	-	(91)
Customer relationships, net	30,659	(12,750)	(7)	-	17,902

Tradename and other	22,483	-	(59)	(4,200)	18,224
Accumulated amortization	(4,609)	(3,681)	11	4,200	(4,079)
Impairment	(3,257)	-	-	-	(3,257)
Tradename and other, net	14,617	(3,681)	(48)	-	10,888

Intangible assets, net	$66,072	$(21,974)	$(80)	$-	$44,018

The following is a summary of intangible assets as of December 31, 2015:

	December 31, 2014	Additions	Amortization	Impairment	OCI	Disposals	December 31, 2015

Acquired technology	$38,515	$20,761	$-	$-	$(46)	$(28,515)	$30,715
Accumulated amortization	(15,698)	-	(4,374)	-	2	11,107	(8,963)
Impairment	(14,347)	-	-	(4,017)	-	17,408	(956)
Acquired technology, net	8,470	20,761	(4,374)	(4,017)	(44)	-	20,796

In-process R&D	2,000	-	-	-	-	(2,000)	-
Impairment	(2,000)	-	-	-	-	2,000	-
In-process R&D, net	-	-	-	-	-	-	-

Customer relationships	3,144	30,395	-	-	(14)	(1,614)	31,911
Accumulated amortization	(903)	-	(766)	-	-	508	(1,161)
Impairment	-	-	-	(1,197)	-	1,106	(91)
Customer relationships, net	2,241	30,395	(766)	(1,197)	(14)	-	30,659

Tradename and other	11,911	15,498	-	-	(66)	(4,860)	22,483
Accumulated amortization	(2,138)	-	(3,739)	-	2	1,266	(4,609)
Impairment	(3,594)	-	-	(3,257)	-	3,594	(3,257)
Tradename and other, net	6,179	15,498	(3,739)	(3,257)	(64)	-	14,617

Intangible assets, net	$16,890	$66,654	$(8,879)	$(8,471)	$(122)	$-	$66,072

Schedule of Estimated Useful Life of the Intangible Assets
Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense
2017	$16,197
2018	12,028
2019	9,944
2020	4,861
2021	229
Thereafter	759

$44,018